Sales and marketing	12 Months Ended
Mar. 31, 2014
Other Income And Expenses [Abstract]
Other Income And Other Expense Disclosure [Text Block]
13.	Sales and marketing
  Sales and marketing expense includes advertising cost of US$1,650,747, US$92,135 and US$313,336 for the fiscal years ended March 31, 2012, 2013 and 2014 respectively.